ACCRUED LIABILITIES AND OTHER PAYABLES (Tables)	12 Months Ended
Dec. 31, 2012
Accrued Liabilities and Other Payables [Abstract]
Accrued Liabilities and Other Payables [Table Text Block]

Accrued liabilities and other payables consist of the following:

	December 31,
	2012	2011

Wages and welfare payables	$52,938	$-
Accrued expenses	194,331	272,063
Other payables	1,612,385	944,488
	$1,859,654	$1,216,551